Intangible assets	12 Months Ended
Sep. 30, 2022
Intangible assets other than goodwill [abstract]
Intangible assets	Intangible assets

	Internal-use software acquired	Internal-use software internally developed	Business solutions acquired	Business solutions internally developed	Software licenses	Client relationships	Total
	$	$	$	$	$	$	$
Cost
As at September 30, 2021	79,210	98,891	78,641	624,850	167,374	1,154,620	2,203,586
Additions	1,385	10,111	1,160	103,309	22,015	—	137,980
Additions - business acquisitions (Note 26a)	3,176	—	1,630	—	303	105,538	110,647
Disposals/retirements	(6,399)	(2,647)	(2,007)	(28,932)	(23,020)	—	(63,005)
Foreign currency translation adjustment	(1,410)	(1,869)	(844)	34,794	(3,694)	(28,765)	(1,788)
As at September 30, 2022	75,962	104,486	78,580	734,021	162,978	1,231,393	2,387,420
Accumulated amortization and impairment
As at September 30, 2021	72,303	53,834	72,731	365,597	124,201	1,008,127	1,696,793
Amortization expense (Note 24)	4,948	14,711	3,201	48,211	21,655	47,214	139,940
Impairment (Note 24)	—	519	—	2,840	—	—	3,359
Disposals/retirements	(6,399)	(2,647)	(2,007)	(28,932)	(23,020)	—	(63,005)
Foreign currency translation adjustment	(1,230)	(1,094)	(831)	20,582	(2,819)	(20,234)	(5,626)
As at September 30, 2022	69,622	65,323	73,094	408,298	120,017	1,035,107	1,771,461
Net carrying amount as at September 30, 2022	6,340	39,163	5,486	325,723	42,961	196,286	615,959

	Internal-use software acquired	Internal-use software internally developed	Business solutions acquired	Business solutions internally developed	Software licenses	Client relationships	Total
	$	$	$	$	$	$	$
Cost
As at September 30, 2020	96,900	131,298	76,278	571,015	190,372	1,187,862	2,253,725
Additions	107	7,712	—	85,572	21,086	—	114,477
Additions - business acquisitions (Note 26b)	—	—	8,081	—	—	14,026	22,107
Disposals/retirements	(16,427)	(39,284)	(3,242)	(9,041)	(39,656)	—	(107,650)
Foreign currency translation adjustment	(1,370)	(835)	(2,476)	(22,696)	(4,428)	(47,268)	(79,073)
As at September 30, 2021	79,210	98,891	78,641	624,850	167,374	1,154,620	2,203,586
Accumulated amortization and impairment
As at September 30, 2020	84,431	79,745	75,170	338,122	142,456	1,012,339	1,732,263
Amortization expense (Note 24)	5,464	13,882	3,043	44,439	24,963	38,070	129,861
Impairment (Note 24)	—	—	—	4,121	—	—	4,121
Disposals/retirements	(16,427)	(39,284)	(3,242)	(9,041)	(39,656)	—	(107,650)
Foreign currency translation adjustment	(1,165)	(509)	(2,240)	(12,044)	(3,562)	(42,282)	(61,802)
As at September 30, 2021	72,303	53,834	72,731	365,597	124,201	1,008,127	1,696,793
Net carrying amount as at September 30, 2021	6,907	45,057	5,910	259,253	43,173	146,493	506,793